N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Standard (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series II) | AmericanCenturyUltraFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	10.77%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Premier Solutions Standard (Series II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions Standard (Series II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Standard (Series II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Standard (Series II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Standard (Series II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%